MTB GROUP OF FUNDS
                       Pittsburgh, Pennsylvania 15237-7010
                                February 22, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
     RE: MTB GROUP OF FUNDS (the "Registrant")
            MTB Virginia Municipal Bond Fund (the "Fund")
           1933 Act File No. 33-20673
           1940 Act File No. 811-5514


Dear Sir or Madam:
      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus dated February 27, 2006, that would have been filed under Rule 497(c), does not differ from the form of Prospectus contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 67 on February 17, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-8160.

                                                Very truly yours,



                                                /s/ C. Grant Anderson
                                                C. Grant Anderson
                                                Assistant Secretary